Disaggregated Revenues - Schedule of Breakdown of Gross Profit and Gross Profit Margin (Details) - Gross Profit Margin [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 669,929	$ 1,197,566
Cost of revenue	631,470	410,120
Gross profit	$ 38,459	$ 787,446
Gross profit margin	5.70%	65.80%
Customized software solutions [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 581,537	$ 627,753
Cost of revenue	548,152	62,268
Gross profit	$ 33,385	$ 565,485
Gross profit margin	5.70%	90.10%
White label software [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue		$ 487,013
Cost of revenue		297,305
Gross profit		$ 189,708
Gross profit margin		39.00%
Subscription services [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 88,392	$ 82,800
Cost of revenue	83,318	50,547
Gross profit	$ 5,074	$ 32,253
Gross profit margin	5.70%	39.00%